COMMON SHARES - Stock Options Assumptions Used (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Common Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Weighted average fair value (in Canadian dollars per share)	$ 7.88	$ 8.24	$ 7.39
Expected life (years)	5 years 1 month 6 days	5 years 4 months 24 days	5 years 4 months 24 days
Interest rate	2.90%	1.60%	0.50%
Volatility	24.00%	22.00%	25.00%
Dividend yield	6.30%	5.50%	6.00%
Expense for stock options	$ 9	$ 10	$ 12
Unrecognized compensation costs related to non-vested stock options	$ 12
Expense recognition period	2 years